Shareholders' Equity - Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (1,535)	$ (1,019)	$ (896)
Changes in unrealized gains and losses	178	(858)	(457)
Changes in unrealized gains and losses	(5)	74	(25)
Changes in unrealized gains and losses	(41)	(255)	(142)
Changes in unrealized gains and losses	132	(1,039)	(624)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale		(1)
Foreign currency translation adjustment	(2)	(28)	20
Reclassification to earnings of realized gains and losses	77	247	393
Applicable income taxes	(76)	305	88
Balance at end of period	(1,404)	(1,535)	(1,019)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(71)	(43)	(62)
Foreign currency translation adjustment	(2)	(28)	20
Applicable income taxes	4		(1)
Balance at end of period	(69)	(71)	(43)
Unrealized Gains (Losses) on Retirement Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(1,113)	(1,056)	(1,106)
Changes in unrealized gains and losses	(41)	(255)	(142)
Reclassification to earnings of realized gains and losses	117	163	223
Applicable income taxes	(29)	35	(31)
Balance at end of period	(1,066)	(1,113)	(1,056)
Unrealized Gains (Losses) on Derivative Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	55	(67)	(172)
Changes in unrealized gains and losses	(5)	74	(25)
Reclassification to earnings of realized gains and losses	30	124	195
Applicable income taxes	(9)	(76)	(65)
Balance at end of period	71	55	(67)
Unrealized Gains (Losses) on Securities Transferred From Available For Sale to Held To Maturity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	25	36	52
Reclassification to earnings of realized gains and losses	(13)	(18)	(25)
Applicable income taxes	5	7	9
Balance at end of period	17	25	36
Unrealized Gains (Losses) on Securities Available-For-Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(431)	111	392
Changes in unrealized gains and losses	178	(858)	(457)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale		(1)
Reclassification to earnings of realized gains and losses	(57)	(22)
Applicable income taxes	(47)	339	176
Balance at end of period	$ (357)	$ (431)	$ 111